Summary of significant accounting policies (Tables)	12 Months Ended
Oct. 31, 2018
Statements Line Items
Disclosure of detailed information about estimated useful life or depreciation rate
	Method	Rate
Computers	Declining balance	30%
Furniture and equipment	Declining balance	30%